Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

The Company engages in business transactions with certain related parties which include (i) entities and individuals capable of exercising control, joint control, or significant influence over the Company, (ii) De Agostini or entities directly or indirectly controlled by De Agostini and (iii) unconsolidated subsidiaries or joint ventures of the Company. Members of the Company’s Board of Directors, executives with authority for planning, directing and controlling the activities of the Company and such Directors' and executives' close family members are also considered related parties. The Company may make investments in such entities, enter into transactions with such entities, or both.

Investments in Related Parties

From time to time, the Company makes strategic investments in publicly traded and privately held companies that develop software, hardware, and other technologies or provide services supporting its technologies. The Company may also purchase from or make sales to these organizations.

Ringmaster S.r.l.

The Company has a 50% interest in Ringmaster S.r.l., an Italian joint venture, which is accounted for using the equity method of accounting. Ringmaster S.r.l. provides software development services for the Company’s interactive gaming business pursuant to an agreement dated December 7, 2011. The Company's investment in Ringmaster S.r.l. was $0.8 million and $0.6 million at December 31, 2017 and 2016, respectively.

Yeonama Holdings Co. Limited and OPAP S.A.

The Company has a 30% interest in Yeonama Holdings Co. Limited (“Yeonama”), which is accounted for at cost. Yeonama is a shareholder in Emma Delta Limited, the fund that holds a 33% interest in OPAP S.A. (“OPAP”), the Greek gaming and football betting operator. Marco Sala, Chief Executive Officer of the Company and Board member, is a member of the board of directors of OPAP. The Company's investment in Yeonama was $23.1 million and $20.3 million at December 31, 2017 and 2016, respectively.

The Company provides sports betting and player account management systems to OPAP S.A. The Company is also a technology provider of VLT central systems to OPAP S.A.

Connect Ventures One LP and Connect Ventures Two LP

The Company has held investments in Connect Ventures One LP and Connect Ventures Two LP (the “Connect Ventures”) since 2011 and 2015, respectively. The Connect Ventures are venture capital funds which target ‘‘early stage’’ investment operations, with the legal status of limited partnership under English law. Each fund is considered a related party because at least one key figure in the fund’s management is related to a number of leading representatives of De Agostini S.p.A., as well as directors of the Company.

The Company’s investment in Connect Ventures One LP was $4.7 million and $4.2 million at December 31, 2017 and 2016, respectively. The Company accounts for this investment as an available-for-sale investment. The Company’s investment in Connect Ventures Two LP was $3.8 million and $1.7 million at December 31, 2017 and 2016, respectively. The Company accounts for its investment as an available-for-sale investment.

Transactions with Related Parties

De Agostini Group

The Company is majority owned by De Agostini S.p.A. Amounts receivable from De Agostini S.p.A. and subsidiaries of De Agostini S.p.A. (“De Agostini Group”) are non-interest bearing. Transactions with the De Agostini Group include payments for support services provided and office space rented.

In addition, certain Italian subsidiaries of the Company have a tax unit agreement with De Agostini S.p.A. pursuant to which De Agostini S.p.A. consolidates certain Italian subsidiaries of De Agostini S.p.A. for the collection and payment of taxes to the Italian tax authority.

Autogrill S.p.A.

Gianmario Tondato da Ruos, a member of the board of directors of the Parent, is Chief Executive Officer and a director of Autogrill S.p.A. (“Autogrill”), a global operator of food and beverage services for travelers. Autogrill has a contract with the Company to sell scratch and win and lottery tickets in Italy.

Assicurazioni Generali S.p.A.

Assicurazioni Generali S.p.A. (“Generali”) is a related party of the Company as the Vice-Chairman of the Board also serves on Generali’s board of directors. In 2012, the Company entered into a lease agreement to lease the Company’s facility in Rome, Italy from a wholly-owned subsidiary of Generali.

Willis Towers Watson

A Board member, James McCann, is a member of the board of directors of Willis Towers Watson (previously Willis Group Holdings PLC) (“Willis Towers”), a global firm with offerings from insurance and reinsurance to retirement planning and health-care consulting. Another Board member, Sir Jeremy Hanley, was a member of the board of directors of Willis Ltd., a subsidiary of Willis Towers until February 2017. Effective November 1, 2017, Sir Jeremy Hanley retired from the Board and from his roles on the Audit Committee and the Nominating and Corporate Governance Committee. Willis Towers currently acts as a broker for the Company’s insurance needs.

Employment Arrangement

Enrico Drago, the son of Board member Marco Drago, was the CEO and a board member of the Company’s wholly owned subsidiary Lottomatica S.p.A. and a board member of Lottoitalia. On March 29, 2017, he resigned as CEO and board member of Lottomatica S.p.A. and on April 21, 2017, he resigned as a board member of Lottoitalia. Enrico Drago continues to work for the Company in a management position within the North America Gaming and Interactive business segment.

Summary of Related Party Transactions

Amounts receivable from and payable to related parties are as follows:

	December 31,
($ thousands)	2017	2016
Trade receivables	65	71
De Agostini Group	65	71

Trade receivables	7,374	10,970
Autogrill S.p.A.	7,374	10,970

Trade receivables	6,888	1,597
OPAP S.A.	6,888	1,597

Trade receivables	176	—
Ringmaster S.r.l.	176	—

Total related party receivables	14,503	12,638

Tax related payables	19,673	72,916
Trade payables	10,974	27,578
De Agostini Group	30,647	100,494

Trade payables	915	365
Autogrill S.p.A.	915	365

Trade payables	6,404	2,454
Ringmaster S.r.l.	6,404	2,454

Trade payables	340	—
OPAP S.A.	340	—

Total related party payables	38,306	103,313

The following table sets forth transactions with related parties:

	For the year ended December 31,
($ thousands)	2017	2016	2015
Service revenue and product sales
OPAP S.A.	37,512	4,437	4,036
Ringmaster S.r.l.	136	156	239
Autogrill S.p.A.	55	59	6,060
De Agostini Group	20	19	21
	37,723	4,671	10,356

Operating costs
Ringmaster S.r.l.	10,940	9,535	12,651
Assicurazioni Generali S.p.A.	3,765	3,102	3,003
Autogrill S.p.A.	2,391	678	—
Willis Towers Watson	550	550	5,000
OPAP S.A.	11	87	—
De Agostini Group	120	57	569
	17,777	14,009	21,223